N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	USL Separate Account RS
Entity Central Index Key	0002041358
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
USL Portfolio Director NY SP (333-283470)
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. There are no surrender or withdrawal charges under the Contract.	Fee Table Charges and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. You may be charged for other transactions other than surrenders.
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•If you transfer amounts from the Fixed Account Plus option to another investment option under the Contract (or to another funding entity while you are still employed with the group) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.20%	0.20%
	Portfolio Company fees and expenses[2]	0.015%	0.89%
	1 As a percentage of average daily net asset value allocated to a Variable Account Option. [2] As a percentage of Portfolio Company net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $220	Highest Annual Cost: $1,111
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fees
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	No. There are no surrender or withdrawal charges under the Contract.	Fee Table Charges and Adjustments – Surrender Charge

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. You may be charged for other transactions other than surrenders.
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•If you transfer amounts from the Fixed Account Plus option to another investment option under the Contract (or to another funding entity while you are still employed with the group) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.20%	0.20%
	Portfolio Company fees and expenses[2]	0.015%	0.89%
	1 As a percentage of average daily net asset value allocated to a Variable Account Option. [2] As a percentage of Portfolio Company net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $220	Highest Annual Cost: $1,111
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fees
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.20%
Investment Options (of Other Amount) Minimum [Percent]	0.015%
Investment Options (of Other Amount) Maximum [Percent]	0.89%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Account Option.
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company net assets.
Lowest Annual Cost [Dollars]	$ 220
Highest Annual Cost [Dollars]	$ 1,111
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain Investment Options may not be available under your Contract.•You may transfer funds between the Investment Options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to certain restrictions.•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•We reserve the right to remove or substitute Portfolio Companies as Investment Options•We reserve the right to stop accepting additional Purchase Payments
Key Information, Benefit Restrictions [Text Block]	If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm, which may be an affiliate. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.You may determine to engage our affiliate registered investment adviser, VFA, to provide investment advice to you for the Contract. VFA will charge an Advisory Program Fee. We do not set your investment advisory fee. While USL will deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. USL, as an affiliate of VFA, will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, investment professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.One or more of these conflicts of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts as well as any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted.Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee	5.00% (1)
Footnote to Transaction Expenses (1) Transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Plus Option to another funding entity are considered “transfers” for purposes of this limitation. See the “Charges and Adjustments” section.The next table describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average daily net asset value allocated to the Variable Investment Options)	0.20%	0.20%
Optional Benefit Expenses
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option)	Current Annual Fee Rate
Non-ERISA Contracts(2)	3.00 – 6.00%(4)
ERISA Contracts(3)	5.50%(5)
Footnotes to Annual Contract Expenses (1) Also referred to as “Separate Account Charges.” For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) Contracts that are not issued as part of a retirement plan subject to The Employee Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches, as well as IRAs and Non-Qualified Deferred Annuities.
(3) Contracts that are issued as part of employer-sponsored retirement plans subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (4)  The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (5) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.015%	0.89%
Footnotes to Annual Portfolio Company Expenses(1) The Portfolio Company with the lowest total annual fund operating expenses is the Fidelity 500 Index. (2) The Portfolio Company with the highest total annual fund operating expenses is the Impax Global Environmental Markets Institutional Shares.
Transaction Expenses [Table Text Block]	Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee	5.00% (1)
Footnote to Transaction Expenses (1) Transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Plus Option to another funding entity are considered “transfers” for purposes of this limitation. See the “Charges and Adjustments” section.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	5.00%
Transfer Fee, Footnotes [Text Block]	Transfers from the Fixed Account Plus option are limited to 20% per Participant Year. Transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Plus Option to another funding entity are considered “transfers” for purposes of this limitation. See the “Charges and Adjustments” section.
Annual Contract Expenses [Table Text Block]	The next table describe the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average daily net asset value allocated to the Variable Investment Options)	0.20%	0.20%
Optional Benefit Expenses
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option)	Current Annual Fee Rate
Non-ERISA Contracts(2)	3.00 – 6.00%(4)
ERISA Contracts(3)	5.50%(5)
Footnotes to Annual Contract Expenses (1) Also referred to as “Separate Account Charges.” For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) Contracts that are not issued as part of a retirement plan subject to The Employee Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches, as well as IRAs and Non-Qualified Deferred Annuities.
(3) Contracts that are issued as part of employer-sponsored retirement plans subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (4) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (5) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.20%
Base Contract Expense (of Average Account Value), Current [Percent]	0.20%
Base Contract Expense, Footnotes [Text Block]	Also referred to as “Separate Account Charges.” For additional information, see Separate Account Charges in the “Charges and Adjustments” section.
Other Annual Expense, Current [Dollars]	$ 0
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.015%	0.89%

Portfolio Company Expenses [Text Block]	Annual Portfolio Company Expenses(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.015%
Portfolio Company Expenses Maximum [Percent]	0.89%
Portfolio Company Expenses, Footnotes [Text Block]	(1) The Portfolio Company with the lowest total annual fund operating expenses is the Fidelity 500 Index. (2) The Portfolio Company with the highest total annual fund operating expenses is the Impax Global Environmental Markets Institutional Shares.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,111
Surrender Expense, 1 Year, Minimum [Dollars]	220
Surrender Expense, 3 Years, Maximum [Dollars]	3,469
Surrender Expense, 3 Years, Minimum [Dollars]	693
Surrender Expense, 5 Years, Maximum [Dollars]	6,018
Surrender Expense, 5 Years, Minimum [Dollars]	1,214
Surrender Expense, 10 Years, Maximum [Dollars]	13,564
Surrender Expense, 10 Years, Minimum [Dollars]	2,756
Annuitized Expense, 1 Year, Maximum [Dollars]	1,111
Annuitized Expense, 1 Year, Minimum [Dollars]	220
Annuitized Expense, 3 Years, Maximum [Dollars]	3,469
Annuitized Expense, 3 Years, Minimum [Dollars]	693
Annuitized Expense, 5 Years, Maximum [Dollars]	6,018
Annuitized Expense, 5 Years, Minimum [Dollars]	1,214
Annuitized Expense, 10 Years, Maximum [Dollars]	13,564
Annuitized Expense, 10 Years, Minimum [Dollars]	2,756
No Surrender Expense, 1 Year, Maximum [Dollars]	1,111
No Surrender Expense, 1 Year, Minimum [Dollars]	220
No Surrender Expense, 3 Years, Maximum [Dollars]	3,469
No Surrender Expense, 3 Years, Minimum [Dollars]	693
No Surrender Expense, 5 Years, Maximum [Dollars]	6,018
No Surrender Expense, 5 Years, Minimum [Dollars]	1,214
No Surrender Expense, 10 Years, Maximum [Dollars]	13,564
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 2,756
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and, if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of the standard and optional benefits while (i) the loan is in the process of being paid off, (ii) if the loan is never paid off, or (iii) if you default on the loan. Additionally, your interest payments can never be recovered and, therefore, indirectly lower the Contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A total withdrawal (surrender) will result in the termination of your Contract or certificate. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available, There is a risk that any financial return of an optional benefit will ultimately be less than the amount you paid for the benefit. If you elected an optional benefit, you are likely subject to investment restrictions for as long as the benefit remains effect and investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. Insurance Company Risk. All guarantees under the Contract, including the Fixed Account Options, that are paid from our General Account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Contract Changes Risk. Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more of the Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Deduction of Advisory Program Fee Risk. If the Advisory Program fees payable to your investment adviser are deducted from the Contract, such deductions may reduce the death benefit and other annuity benefits, decrease the Account Value allocated to the Fixed Account Options and result in a reduction of Purchase Units & Payout Payments. The amounts deducted from your Contract for payment of Advisory Program Fees may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. Minimum Account Value Risk. If your Account Value falls below $300 and you do not make any Purchase Payments for at least two (2) Participant Years, we may close the account and pay the Account Value to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan. Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Companies or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Portfolio Companies or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Payable if death occurs at any age
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit
•If you have elected to enroll in the
Advisory Program, the Advisory Program
Fees may reduce the death benefit.

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Loans	Provides tax-free access to amounts invested in Fixed Account Options	Optional	$75 application fee (per loan, where permitted by state law1) Maximum net interest rate 6%	•Available only during the Purchase Period •May not be taken against amounts invested in Variable Investment Options •Interest will accrue on outstanding loan amounts •Minimum loan amount is $1,000
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit and annuity benefits, and
may be subject to surrender charges,
federal and state income taxes and a 10%
federal penalty tax.
•Currently, we do not honor investment
adviser transfer requests in connection
with Advisory Programs that are offered
through third-party Investment Advisers.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Program Fees may have on your Contract
Value before electing to enroll in the
Advisory Program. For more information
about how the deduction of Advisory
Program Fees may affect your Contract,
please see Impact of Advisory Fees in
the “Description of Insurance Company,
Registered Separate Account, and
Investment Options” and “Annuity Period”
sections for more details..

[1] For more information about where applicable loan fees are permitted, please see “Appendix B – State Contract Variability” in the Prospectus.
Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Payable if death occurs at any age
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit
•If you have elected to enroll in the
Advisory Program, the Advisory Program
Fees may reduce the death benefit.

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Loans	Provides tax-free access to amounts invested in Fixed Account Options	Optional	$75 application fee (per loan, where permitted by state law1) Maximum net interest rate 6%	•Available only during the Purchase Period •May not be taken against amounts invested in Variable Investment Options •Interest will accrue on outstanding loan amounts •Minimum loan amount is $1,000
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit and annuity benefits, and
may be subject to surrender charges,
federal and state income taxes and a 10%
federal penalty tax.
•Currently, we do not honor investment
adviser transfer requests in connection
with Advisory Programs that are offered
through third-party Investment Advisers.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Program Fees may have on your Contract
Value before electing to enroll in the
Advisory Program. For more information
about how the deduction of Advisory
Program Fees may affect your Contract,
please see Impact of Advisory Fees in
the “Description of Insurance Company,
Registered Separate Account, and
Investment Options” and “Annuity Period”
sections for more details..

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/suny/prospectus-and-reports. You can also request this information at no cost by calling 1-800-448-2542. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Portfolio Company and Adviser/Subadviser[1]	Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
			1 Year	5 Year	10 Year (or life of fund)
Target Date Funds	Vanguard Target Retirement 2020 Fund Adviser: The Vanguard Group, Inc.	0.08%	12.15%	4.77%	6.87%
	Vanguard Target Retirement 2025 Fund Adviser: Vanguard	0.08%	14.60%	5.90%	7.87%
	Vanguard Target Retirement 2030 Fund Adviser: Vanguard	0.08%	16.24%	6.83%	8.66%
	Vanguard Target Retirement 2035 Fund Adviser: Vanguard	0.08%	17.54%	7.71%	9.40%
	Vanguard Target Retirement 2040 Fund Adviser: Vanguard	0.08%	18.76%	8.57%	10.13%
	Vanguard Target Retirement 2045 Fund Adviser: Vanguard	0.08%	19.99%	9.41%	10.74%
	Vanguard Target Retirement 2050 Fund Adviser: Vanguard	0.08%	21.41%	9.95%	11.02%
	Vanguard Target Retirement 2055 Fund Adviser: Vanguard	0.08%	21.43%	9.96%	11.02%
	Vanguard Target Retirement 2060 Fund Adviser: Vanguard	0.08%	21.42%	9.96%	11.02%
	Vanguard Target Retirement 2065 Fund Adviser: Vanguard	0.08%	21.43%	9.98%	10.62%*
	Vanguard Target Retirement 2070 Fund Adviser: Vanguard	0.08%	21.42%	N/A	16.13%*
	Vanguard Target Retirement Income Fund Adviser: Vanguard	0.08%	11.31%	3.82%	5.33%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser[1]	Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
			1 Year	5 Year	10 Year (or life of fund)
Index Funds	Fidelity 500 Index Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.015%	17.86%	14.41%	14.81%
	Vanguard FTSE Social Index I Adviser: Vanguard	0.03%	17.31%	13.54%	15.17%
	Fidelity Mid Cap Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	10.57%	8.67%	11.01%
	Fidelity Small Cap Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	12.93%	6.20%	9.76%
	Fidelity Total International Index Adviser: Fidelity Sub-Adviser: Geode	0.06%	32.62%	7.87%	8.40%
	Fidelity U.S. Bond Index Adviser: Fidelity Sub-Adviser: Geode	0.03%	7.13%	-0.43%	1.96%
Actively Managed Funds	Allspring Core Plus Bond – Class R6 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	0.30%	7.41%	0.34%	2.84%
	EUPAC Fund– Class R6 Adviser: Capital Research and Management Company	0.47%	29.18%	4.59%	8.46%
	Fidelity Advisor Focused Emerging Markets – Class Z Adviser: Fidelity	0.80%	40.26%	5.47%	10.71%
	Fidelity Inflation-Protected Bond Index Adviser: Fidelity	0.05%	6.79%	1.04%	3.03%
	Franklin Small Cap Value – Class R6 Adviser: Franklin Mutual Advisers, LLC	0.60%	7.67%	9.14%	10.16%
	Impax Global Environmental Markets – Institutional Class Adviser: Impax Asset Management LLC Sub-Adviser: Impax Asset Management Ltd.	0.89%	13.97%	5.84%	9.97%
	JPMorgan Large Cap Growth – Class R6 Adviser: J.P. Morgan Investment Management Inc.	0.44%	14.40%	12.97%	18.56%
	Nuveen Core Impact Bond – Class R6 Adviser: Teachers Advisors, LLC	0.35%	-7.50%	-0.10%	2.32%
	Parnassus Core Equity – Investor Shares Adviser: Parnassus Investment, LLC	0.81%	11.64%	11.41%	13.32%
	PGIM High Yield – Class R6 Adviser: PGIM Fixed Income Sub-Adviser: PGIM Limited	0.38%	9.14%	4.60%	6.59%
	T. Rowe Price Diversified Mid-Cap Growth – I Class Adviser: T. Rowe Price Associates, Inc.	0.67%	10.54%	7.36%	12.95%
	Vanguard Equity- Income – Admiral Shares Advisers: Vanguard and Wellington Management Company LLP	0.17%	17.22%	12.82%	11.73%
	Vanguard Explorer – Admiral Shares Advisers: Vanguard, ArrowMark Colorado Holdings, LLC, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company LLP	0.28%	7.23%	4.88%	11.47%
	Vanguard Federal Money Market – Investor Class Adviser: Vanguard	0.11%	4.22%	3.20%	2.14%
	Victory Sycamore Established Value – Class R6 Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%
* Since inception of the Portfolio Company [1] The following adviser/sub-adviser abbreviations are used in this table: •Fidelity – Fidelity Management & Research Company LLC •Geode – Geode Capital Management, LLC •Vanguard – The Vanguard Group
Variable Option [Line Items]
Prospectuses Available [Text Block]	The availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/suny/prospectus-and-reports. You can also request this information at no cost by calling 1-800-448-2542. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type/Investment Objective	Portfolio Company and Adviser/Subadviser[1]	Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
			1 Year	5 Year	10 Year (or life of fund)
Target Date Funds	Vanguard Target Retirement 2020 Fund Adviser: The Vanguard Group, Inc.	0.08%	12.15%	4.77%	6.87%
	Vanguard Target Retirement 2025 Fund Adviser: Vanguard	0.08%	14.60%	5.90%	7.87%
	Vanguard Target Retirement 2030 Fund Adviser: Vanguard	0.08%	16.24%	6.83%	8.66%
	Vanguard Target Retirement 2035 Fund Adviser: Vanguard	0.08%	17.54%	7.71%	9.40%
	Vanguard Target Retirement 2040 Fund Adviser: Vanguard	0.08%	18.76%	8.57%	10.13%
	Vanguard Target Retirement 2045 Fund Adviser: Vanguard	0.08%	19.99%	9.41%	10.74%
	Vanguard Target Retirement 2050 Fund Adviser: Vanguard	0.08%	21.41%	9.95%	11.02%
	Vanguard Target Retirement 2055 Fund Adviser: Vanguard	0.08%	21.43%	9.96%	11.02%
	Vanguard Target Retirement 2060 Fund Adviser: Vanguard	0.08%	21.42%	9.96%	11.02%
	Vanguard Target Retirement 2065 Fund Adviser: Vanguard	0.08%	21.43%	9.98%	10.62%*
	Vanguard Target Retirement 2070 Fund Adviser: Vanguard	0.08%	21.42%	N/A	16.13%*
	Vanguard Target Retirement Income Fund Adviser: Vanguard	0.08%	11.31%	3.82%	5.33%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser[1]	Current Expenses	Average Annual Total Returns (as of Dec. 31, 2025)
			1 Year	5 Year	10 Year (or life of fund)
Index Funds	Fidelity 500 Index Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.015%	17.86%	14.41%	14.81%
	Vanguard FTSE Social Index I Adviser: Vanguard	0.03%	17.31%	13.54%	15.17%
	Fidelity Mid Cap Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	10.57%	8.67%	11.01%
	Fidelity Small Cap Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	12.93%	6.20%	9.76%
	Fidelity Total International Index Adviser: Fidelity Sub-Adviser: Geode	0.06%	32.62%	7.87%	8.40%
	Fidelity U.S. Bond Index Adviser: Fidelity Sub-Adviser: Geode	0.03%	7.13%	-0.43%	1.96%
Actively Managed Funds	Allspring Core Plus Bond – Class R6 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	0.30%	7.41%	0.34%	2.84%
	EUPAC Fund– Class R6 Adviser: Capital Research and Management Company	0.47%	29.18%	4.59%	8.46%
	Fidelity Advisor Focused Emerging Markets – Class Z Adviser: Fidelity	0.80%	40.26%	5.47%	10.71%
	Fidelity Inflation-Protected Bond Index Adviser: Fidelity	0.05%	6.79%	1.04%	3.03%
	Franklin Small Cap Value – Class R6 Adviser: Franklin Mutual Advisers, LLC	0.60%	7.67%	9.14%	10.16%
	Impax Global Environmental Markets – Institutional Class Adviser: Impax Asset Management LLC Sub-Adviser: Impax Asset Management Ltd.	0.89%	13.97%	5.84%	9.97%
	JPMorgan Large Cap Growth – Class R6 Adviser: J.P. Morgan Investment Management Inc.	0.44%	14.40%	12.97%	18.56%
	Nuveen Core Impact Bond – Class R6 Adviser: Teachers Advisors, LLC	0.35%	-7.50%	-0.10%	2.32%
	Parnassus Core Equity – Investor Shares Adviser: Parnassus Investment, LLC	0.81%	11.64%	11.41%	13.32%
	PGIM High Yield – Class R6 Adviser: PGIM Fixed Income Sub-Adviser: PGIM Limited	0.38%	9.14%	4.60%	6.59%
	T. Rowe Price Diversified Mid-Cap Growth – I Class Adviser: T. Rowe Price Associates, Inc.	0.67%	10.54%	7.36%	12.95%
	Vanguard Equity- Income – Admiral Shares Advisers: Vanguard and Wellington Management Company LLP	0.17%	17.22%	12.82%	11.73%
	Vanguard Explorer – Admiral Shares Advisers: Vanguard, ArrowMark Colorado Holdings, LLC, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company LLP	0.28%	7.23%	4.88%	11.47%
	Vanguard Federal Money Market – Investor Class Adviser: Vanguard	0.11%	4.22%	3.20%	2.14%
	Victory Sycamore Established Value – Class R6 Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account Options The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%

USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2020 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date Funds
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.87%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2025 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.87%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2030 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	8.66%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2035 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	9.40%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2040 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.76%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	10.13%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2045 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.99%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.74%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2050 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.41%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	11.02%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2055 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.02%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2060 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.42%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.02%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2065 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	10.62%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement 2070 Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.42%
Average Annual Total Returns, 10 Years [Percent]	16.13%
USL Portfolio Director NY SP (333-283470) | Vanguard Target Retirement Income Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	5.33%
USL Portfolio Director NY SP (333-283470) | Fidelity 500 Index Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Index Funds
Portfolio Company Name [Text Block]	Fidelity 500 Index
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.015%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	14.41%
Average Annual Total Returns, 10 Years [Percent]	14.81%
USL Portfolio Director NY SP (333-283470) | Vanguard FTSE Social Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard FTSE Social Index
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	15.17%
USL Portfolio Director NY SP (333-283470) | Fidelity Mid Cap Index
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Mid Cap Index
Portfolio Company Adviser [Text Block]	Fidelity
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	11.01%
USL Portfolio Director NY SP (333-283470) | Fidelity Small Cap Index
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Small Cap Index
Portfolio Company Adviser [Text Block]	Fidelity
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	12.93%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	9.76%
USL Portfolio Director NY SP (333-283470) | Fidelity Total International Index
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Total International Index
Portfolio Company Adviser [Text Block]	Fidelity
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	32.62%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	8.40%
USL Portfolio Director NY SP (333-283470) | Fidelity U.S. Bond Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity U.S. Bond Index
Portfolio Company Adviser [Text Block]	Fidelity
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	7.13%
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
USL Portfolio Director NY SP (333-283470) | Vanguard Federal Money Market Fund - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Actively Managed Funds
Portfolio Company Name [Text Block]	Vanguard Federal Money Market – Investor Class
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	2.84%
USL Portfolio Director NY SP (333-283470) | Nuveen Core Impact Bond - Class R6
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Core Impact Bond – Class R6
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	29.18%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	8.46%
USL Portfolio Director NY SP (333-283470) | Allspring Core Plus Bond - Class R6
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Allspring Core Plus Bond – Class R6
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	40.26%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	10.71%
USL Portfolio Director NY SP (333-283470) | Fidelity Inflation-Protected Bond Index
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Inflation-Protected Bond Index
Portfolio Company Adviser [Text Block]	Fidelity
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	3.03%
USL Portfolio Director NY SP (333-283470) | PGIM High Yield - Class R6
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM High Yield – Class R6
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Limited
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	10.16%
USL Portfolio Director NY SP (333-283470) | Vanguard Equity Income Fund - Admiral Shares
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Equity- Income – Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard and Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.97%
USL Portfolio Director NY SP (333-283470) | Parnassus Core Equity Fund - Investor Shares
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Parnassus Core Equity – Investor Shares
Portfolio Company Adviser [Text Block]	Parnassus Investment, LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	18.56%
USL Portfolio Director NY SP (333-283470) | JPMorgan Large Cap Growth - Class R6
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth – Class R6
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(7.50%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	2.32%
USL Portfolio Director NY SP (333-283470) | Victory Sycamore Established Value - Class R6
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sycamore Established Value – Class R6
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	13.32%
USL Portfolio Director NY SP (333-283470) | T. Rowe Price Diversified Mid-Cap Growth - I Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid-Cap Growth – I Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	6.59%
USL Portfolio Director NY SP (333-283470) | Impax Global Environmental Markets Fund - Institutional Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Impax Global Environmental Markets – Institutional Class
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Portfolio Company Subadviser [Text Block]	Impax Asset Management Ltd.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	12.95%
USL Portfolio Director NY SP (333-283470) | America Funds Europacific Growth Class R6
Variable Option [Line Items]
Portfolio Company Name [Text Block]	EUPAC Fund– Class R6
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
USL Portfolio Director NY SP (333-283470) | Franklin Small Cap Value - Class R6
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value – Class R6
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	11.47%
USL Portfolio Director NY SP (333-283470) | Vanguard Explorer - Admiral Shares
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Explorer – Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard, ArrowMark Colorado Holdings, LLC, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company LLP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.22%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	2.14%
USL Portfolio Director NY SP (333-283470) | Fidelity Advisor Focused Emerging Markets - Class Z
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Focused Emerging Markets – Class Z
Portfolio Company Adviser [Text Block]	Fidelity
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.98%
USL Portfolio Director NY SP (333-283470) | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable if death occurs at any age•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit•If you have elected to enroll in the Advisory Program, the Advisory Program Fees may reduce the death benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitsThe Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process USL requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by USL or a regulator to process the claim. The account will not be valued, and payments will not be made until all paperwork is in good order and in a form acceptable to USL. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and USL that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.During the Purchase Period If death occurs during the Purchase Period, the Beneficiary will receive the standard death benefit which guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is in good order and in a form acceptable to USL, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated on the date all paperwork is complete and in a form acceptable to USL, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Annuity Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. This deduction will be the dollar amount assessed for the Advisory Program Fee and is based on a percentage of the Contract value managed by the Advisory Program. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Standard Death Benefit The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is in good order and in a form acceptable to USL
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

USL Portfolio Director NY SP (333-283470) | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Optional Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
USL Portfolio Director NY SP (333-283470) | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 75
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options
Standard Benefit [Flag]	true
Optional Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
Standard Benefit Expense, Current [Dollars]	$ 75
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options•Interest will accrue on outstanding loan amounts•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans
The Contract offers a tax-free loan provision for tax-qualified contracts which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and USL policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. USL reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a 10% tax penalty may apply (including on a loan that is not repaid). Interest Charged for a Loan For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter. The Effects of a Loan on Account Value, Payout Payments and the Death Benefit A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account Options and placed in a guaranteed collateral account inside your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
USL Portfolio Director NY SP (333-283470) | Advisory Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Standard Benefit [Flag]	true
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•Currently, we do not honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.•You are encouraged to discuss the Advisory Program with your financial professional and the impact that Advisory Program Fees may have on your Contract Value before electing to enroll in the Advisory Program. For more information about how the deduction of Advisory Program Fees may affect your Contract, please see Impact of Advisory Fees in the “Description of Insurance Company, Registered Separate Account, and Investment Options” and “Annuity Period” sections for more details..
Name of Benefit [Text Block]	Advisory Program
Operation of Benefit [Text Block]	Advisory ProgramThe Contract may be used where you have engaged the Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to USL. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force. Your Investment Adviser is not acting on USL’s behalf but rather is acting on your behalf. USL is not responsible for any investment advice that is provided to you by your Investment Adviser. USL does not offer advice about how to allocate your Account Value. USL is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf. We do not honor transfer instructions in connection with any other advisory programs that are offered through third-party, non-affiliated Investment Advisers.Advisory Agreement and Fees When you enroll in the Advisory Program, you will enter into an investment advisory agreement (the “Advisory Agreement”) with the Investment Adviser. USL is not a party to the Advisory Agreement. Your Investment Adviser may direct USL to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in the Advisory Program, your Advisory Agreement will be with our affiliate, VFA, and USL will be provided with a copy of the Advisory Agreement in which you authorize USL to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the calendar quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a calendar quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your plan sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter. Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits and other annuity benefits. This reduction of these guaranteed benefits resulting from the withdrawal for payment of the Advisory Program Fees will be the dollar amount of the fee assessed by your investment adviser, and, as described above, is based on a percentage of the Account Value managed by the Advisory Program. For a more detailed explanation about how the assessment of the Advisory Program Fees can affect the benefits under this Contract, please see Impact of Advisory Program Fees in the "Description of Insurance Company, Registered Separate Account, and Investment Options" and "Annuity Period" sections. Please consult your tax professional regarding the impact of the Advisory Program Fees before making any election to do so.Reallocations & Transfer Instructions While the Advisory Program is in place, you are prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to the transfer restrictions noted in the “General Description of the Contract” section of this prospectus. Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving Investment Options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact us immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel, or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments including closing one or more of the Fixed Account Options to deposits or transfers, and to transfers among the Investment Options, where advanced written notice is provided. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions. Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the “General Description of the Contracts” section of this prospectus.Termination of the Advisory Program You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you terminate the Advisory Program, your Contract will remain in force. In order for you to transfer Account Value among Investment Options, you must first terminate the Advisory Program.
USL Portfolio Director NY SP (333-283470) | Loans - Non-ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Contracts that are not issued as part of a retirement plan subject to The Employee Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches, as well as IRAs and Non-Qualified Deferred Annuities.The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Contracts that are not issued as part of a retirement plan subject to The Employee Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches, as well as IRAs and Non-Qualified Deferred Annuities.The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.
USL Portfolio Director NY SP (333-283470) | Loans - ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense, Footnotes [Text Block]	Contracts that are issued as part of employer-sponsored retirement plans subject to ERISA including 401(k) and certain 403(b) defined contribution plans.The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense, Footnotes [Text Block]	Contracts that are issued as part of employer-sponsored retirement plans subject to ERISA including 401(k) and certain 403(b) defined contribution plans.The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
USL Portfolio Director NY SP (333-283470) | Fixed Account Plus
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Plus
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
USL Portfolio Director NY SP (333-283470) | Short-Term Fixed
Fixed Option [Line Items]
Fixed Option Available, Name	Short-Term Fixed
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
USL Portfolio Director NY SP (333-283470) | Fixed Account Option
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account Options Portfolio Director Contracts feature up to two guaranteed Fixed Account Options that are each part of the General Account assets of the Company. These assets are invested in accordance with applicable state regulations. The guarantees under the Fixed Account Options are subject to our financial strength, claims-paying ability. and our long-term ability to make such payments, and not the Separate Account. The Fixed Account Options are not subject to regulation under Federal securities laws including the 1940 Act and are not required to be registered under applicable Federal securities laws, including the 1933 Act. We bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company’s general assets and are subject to our financial strength, claims paying ability, and our long-term ability to make such payments.
Fixed Account Options	Description
Fixed Account Plus
This Fixed Account Option provides for a fixed rate of interest associated with a long-term time horizon. It is credited with interest at rates set by USL. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to Fixed Account Plus will receive a current rate of interest. There are limitations on transfers out of assets from this Fixed Account Option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed
Account Plus within 90 days will receive a different rate of interest than that paid for new Purchase Payments into Fixed Account Plus. Please refer to Fixed Account Plus Excess Transfer Charge in the “Charges and
Adjustments” section for information about certain transfer limitations for Fixed Account Plus.

Short-Term Fixed Account
This Fixed Account Option provides fixed-return investment growth for the short-term. It is credited with interest at rates set by USL, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as described in your Contract.

Generally, for Portfolio Director Contracts, an interest rate for the Fixed Account Plus and Short-Term Fixed Account is declared at the beginning of each calendar month and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. You may obtain current interest rates by calling the Annuity Service Center or speaking with your investment professional. Contributions received during a calendar month will receive that month’s current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Depending on the Fixed Account Option and the terms of your Contract, certain amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. Factors that influence the declared Fixed Account Option renewal rate include, but are not limited to, the level of US Treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the Contract withdrawal charge period and the number of years since your annuity Contract was issued. The interest rate of a Fixed Account Option will never be lower than the minimum guaranteed interest rate as described in your Contract. Interest rate crediting policies may change, but any changes will not reduce the guaranteed minimum interest rate provided at the time your Contract was issued or reduce amounts already credited to your account. Throughout the duration of the Contract, USL may close one or more of the Fixed Account Options to deposits or transfers, and to transfers among the Investment Options, with advance written notice. USL may make the Fixed Account Options available or close the Fixed Account Options as frequently as it determines at any point in time while the Contract is in force, provided USL gives advance written notice in each case.
USL Portfolio Director NY SP (333-283470) | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including your principal investment.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and, if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
USL Portfolio Director NY SP (333-283470) | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. If you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•The benefits of tax deferral, if applicable, and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.
USL Portfolio Director NY SP (333-283470) | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the Variable Investment Options and Fixed Account Options before making an investment decision.
USL Portfolio Director NY SP (333-283470) | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available, There is a risk that any financial return of an optional benefit will ultimately be less than the amount you paid for the benefit. If you elected an optional benefit, you are likely subject to investment restrictions for as long as the benefit remains effect and investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract.
USL Portfolio Director NY SP (333-283470) | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, USL. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of USL. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. All guarantees under the Contract, including the Fixed Account Options, that are paid from our General Account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
USL Portfolio Director NY SP (333-283470) | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more of the Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options.
USL Portfolio Director NY SP (333-283470) | Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of the standard and optional benefits while (i) the loan is in the process of being paid off, (ii) if the loan is never paid off, or (iii) if you default on the loan. Additionally, your interest payments can never be recovered and, therefore, indirectly lower the Contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A total withdrawal (surrender) will result in the termination of your Contract or certificate. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
USL Portfolio Director NY SP (333-283470) | Short Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
USL Portfolio Director NY SP (333-283470) | Group Plan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
USL Portfolio Director NY SP (333-283470) | Deduction of Advisory Program Fee Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If the Advisory Program fees payable to your investment adviser are deducted from the Contract, such deductions may reduce the death benefit and other annuity benefits, decrease the Account Value allocated to the Fixed Account Options and result in a reduction of Purchase Units & Payout Payments. The amounts deducted from your Contract for payment of Advisory Program Fees may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
USL Portfolio Director NY SP (333-283470) | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us.
USL Portfolio Director NY SP (333-283470) | Minimum Account Value Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Minimum Account Value Risk. If your Account Value falls below $300 and you do not make any Purchase Payments for at least two (2) Participant Years, we may close the account and pay the Account Value to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
USL Portfolio Director NY SP (333-283470) | Business Disruption
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Companies or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
USL Portfolio Director NY SP (333-283470) | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and/or unauthorized release of confidential customer information, including as a result of social engineering attacks or employee malfeasance. Such systems failures and cyber-attacks or incidents affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners or the underlying Portfolio Companies or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.